Chapter 11 proceedings (Tables)	12 Months Ended
Dec. 31, 2017
Reorganizations [Abstract]
Schedule of Liabilities Subject to Compromise
Liabilities subject to compromise include the following:

December 31, 2017
Senior undersecured or impaired external debt	896.7
Unsecured bonds	594.4
Derivatives previously recorded at fair value	74.9
Accounts payable and other liabilities	6.7
Accrued interest payable	4.3
Amount due to related party	401.0
Liabilities subject to compromise	1,978.0

Schedule of Reorganization Items
The following table summarizes reorganization items:

December 31, 2017
Advisory and professional fees	22.4
Unamortized debt issuance costs	3.9
Gain or loss on pre-petition allowable claims	0.2
Interest income on surplus cash invested	(0.1)
Reversal of issuing entities credit risk on derivatives	31.3
Reorganization Items	57.7

Schedule Of Condensed Combined Debtor-In-Possession Financial Information
The financial statements below represent the Condensed Combined Financial Statements of the entities that filed for bankruptcy (“debtor in possession” or “DIP”). Intercompany transactions between the Debtors have been eliminated in the financial statements herein.

Debtors Condensed Combined Balance Sheet (in US$ millions) as at December 31, 2017

December 31, 2017
ASSETS
Current assets
Cash and cash equivalents	19.4
Restricted cash	4.2
Accounts receivable, net	34.3
Amount due from related party	5.4
Other current assets	18.8
Intercompany current assets	5.4
Total current assets	87.5

Non-current assets
Drilling units	2,325.5
Equipment	0.2
Shares in subsidiaries	1,657.8
Other non-current assets	74.6
Intercompany non-current assets	218.4
Total non-current assets	4,276.5
Total assets	4,364.0

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amount due to related party	28.9
Trade accounts payable	8.4
Other current liabilities	24.4
Intercompany current liabilities	38.7
Total current liabilities	100.4

Liabilities subject to compromise	1,976.8

Non-current liabilities
Deferred taxes	39.3
Other non-current liabilities	15.7
Intercompany non-current liabilities	396.1
Total non-current liabilities	451.1

Total equity	1,835.7

Total liabilities and shareholders’ equity	4,364.0

Condensed Combined Statement of Operations (in US$ millions) for the period of September 12, 2017 to December 31, 2017

December 31, 2017
Operating revenues
Contract revenues	70.9
Reimbursables	1.2
Intercompany revenues	0.0
Total operating revenues	72.1

Loss on disposal	(91.4)

Operating expenses
Intercompany expenses	(4.5)
Vessel and rig operating expenses *	(38.3)
Reimbursable expenses	(1.2)
Depreciation and amortization	(65.9)
Related party expenses	0.1
Total operating expenses	(109.8)

Net operating loss	(129.1)

Financial items and other income/(expense), net
Interest income/(expense), net *	2.5
Foreign exchange loss	(3.1)
Reorganization items, net	(57.7)
Other financial items *	(7.9)
Total financial items	(66.2)

Loss before income taxes	(195.3)
Income taxes	(22.0)
Net loss	(217.3)

Net income attributable to non-controlling interest	—
Net loss attributable to the shareholders of the Company	(217.3)

*	Includes transactions with related parties. Refer to Note 21 "Related party transactions".

Debtors' Condensed Combined Statement of Cash Flows (in US$ millions) for the period of September 12, 2017 and December 31, 2017

December 31, 2017
Net cash used in operating activities	(5.4)

Cash Flows from Investing Activities
Additions to rigs and equipment	(1.8)
Change in restricted cash	(2.8)
Net cash provided by investing activities	(4.6)

Cash Flows from Financing Activities
Repayments of debt	(11.5)
Net cash used in financing activities	(11.5)

Effect of exchange rate changes on cash and cash equivalents	(0.2)

Net decrease in cash and cash equivalents	(21.7)
Cash and cash equivalents at beginning of the period	41.1
Cash and cash equivalents at the end of period	19.4